Offerings	Jan. 28, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common stock, par value$0.001 per share
Amount Registered | shares	32,857,142
Proposed Maximum Offering Price per Unit	8.75
Maximum Aggregate Offering Price | $	$ 287,499,993
Fee Rate	0.01531%
Amount of Registration Fee | $	$ 44,016.25
Offering Note
(1)
Assumes exercise in full of the underwriters’ option to purchase up to 4,285,714 additional shares of common stock and includes 6,900,000 shares of common stock issuable upon the exercise of the pre-funded
warrants to purchase common stock.

(2)	Represents the sum of the offering price of the pre-funded warrants of $8.749 per pre-funded warrant and the exercise price of $0.001 per share issuable pursuant to the pre-funded warrants.
(3)
The registration fee is calculated in accordance with Rule 457(r) of the Securities Act and represents deferred payment of the registration fees in connection with the Registrant’s registration statement on Form
S-3ASR
(Registration
No. 333-272144)
paid with the filing of this prospectus supplement.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Pre-funded warrants topurchase common stock
Amount Registered | shares	6,900,000
Proposed Maximum Offering Price per Unit	8.749
Fee Rate	0.01531%
Offering Note
(4)
Pursuant to Rule 416 under the Securities Act, the
pre-funded
warrants to purchase common stock being registered hereunder include such indeterminate number of additional shares of common stock as may be issued after the date hereof as a result of share splits, share dividends or similar transactions.

(5)	The registration fee for the pre-funded warrants is being allocated to the shares of common stock issuable upon exercise of the pre-funded warrants.